Cover	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity File Number	001-42570
Entity Registrant Name	Aeluma, Inc.
Entity Central Index Key	0001828805
Entity Tax Identification Number	85-2807351
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	27 Castilian Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	351-2707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALMU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false